Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The following table presents the components of accumulated other comprehensive income (loss), net of tax, as of December 31, 2020 and 2019:

	December 31,
	2020	2019

Amortization and unrealized gains (losses) on pension and postretirement plans, net of tax of $(1,649) and $(994)	$5,278	$3,568
Net changes in fair values of derivatives, net of tax of $549 and $604	(660)	(1,838)
Foreign currency translation adjustments, net of tax of $1,223 and $7,474	(19,883)	(17,078)

Accumulated other comprehensive loss	$(15,265)	$(15,348)

The following table presents the tax effects of each component of other comprehensive income (loss) for the years ended December 31, 2020, 2019 and 2018:

	Years ended December 31,
	2020			2019			2018
	Pre-tax amount	Tax benefit/ (expense)	After-tax amount	Pre-tax amount	Tax benefit/ (expense)	After-tax amount	Pre-tax amount	Tax benefit/ (expense)	After-tax amount

Defined benefit and other postretirement plans:
Amortization of net gains and (losses)	$2,824	$(712)	$2,112	$2,970	$(423)	$2,547	$(10,279)	$2,380	$(7,899)
Amortization of prior service cost	(232)	58	(174)	(156)	39	(117)	(78)	19	(59)

Benefit plans, net	2,592	(654)	1,938	2,814	(384)	2,430	(10,357)	2,399	(7,958)
Net (loss) gain from hedging activities	221	(55)	166	(3,553)	888	(2,665)	(441)	110	(331)
Foreign currency translation (1)	(11,268)	(6,251)	(17,519)	20,539	2,350	22,889	(39,419)	4,364	(35,055)

Other comprehensive income (loss)	$(8,455)	$(6,960)	$(15,415)	$19,800	$2,854	$22,654	$(50,217)	$6,873	$(43,344)

(1)
The income tax benefit or expense included in other comprehensive income is attributed to the portion of foreign currency translation associated with the Company’s cross-currency interest rate swaps, for which the tax effect is based on the applicable U.S. deferred income tax rate. See Note 19 to these consolidated financial statements for information regarding the Company’s cross currency interest rate swaps.

The following table presents the change in accumulated other comprehensive income (loss), net of tax, by component for the years ended December 31, 2020 and 2019:

	Defined benefit and other postretirement plans	Net gain (loss) from hedging activities	Foreign currency translation	Total

December 31, 2018	$(546)	$637	$(39,195)	$(39,104)
Other comprehensive income (loss) before reclassifications	2,497	(3,388)	22,117	21,226
Amounts reclassified from accumulated other comprehensive income (1)	(67)	723	—	656

Net current period other comprehensive loss	2,430	(2,665)	22,117	21,882
Tax Cuts and Jobs Act, reclassification from AOCI to retained earnings	1,684	190	—	1,874

December 31, 2019	3,568	(1,838)	(17,078)	(15,348)
Other comprehensive income (loss) before reclassifications	1,850	125	(16,596)	(14,621)
Amounts reclassified from accumulated other comprehensive income (1)	88	41	—	129
Disposal of business	(228)	1,012	13,791	14,575

Net current period other comprehensive income (loss)	1,710	1,178	(2,805)	83

December 31, 2020	$5,278	$(660)	$(19,883)	$(15,265)

(1)	See the following table for details about these reclassifications. Amounts in parentheses indicate debits.

Reclassification out of Accumulated Other Comprehensive Income
The following table presents the reclassifications out of accumulated other comprehensive income for the years ended December 31, 2020 and 2019.

Details about Accumulated Other Comprehensive Income Components	Amount Reclassified from Accumulated Other Comprehensive Income (1)		Affected Line Item in the Statements of Income

	Years ended December 31,
	2020	2019

Amortization of defined benefit and other postretirement plans:
Prior service credit (cost)	$119	$133	Other income (expense) (2)
Actuarial gains (losses)	(232)	(21)	Other income (expense) (2)

	(113)	112	Total before tax
	25	(45)	Tax benefit (expense)

	$(88)	$67	Net of tax

Gains and losses on cash flow hedges:
Interest rate caps	$(54)	$(625)	Interest expense
Natural gas swaps	—	(335)	Cost of goods sold

	(54)	(960)	Total before tax
	13	237	Tax benefit

	$(41)	$(723)	Net of tax

Total reclassifications for the period	$(129)	$(656)	Net of tax

(1)	Amounts in parentheses indicate debits to profit/loss.
(2)
These accumulated other comprehensive income (loss) components are components of net periodic pension and other postretirement cost (see Note 21 to these consolidated financial statements for additional details).